SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective Institutional Class prospectus dated February 1, 2003 for the Scudder Short Duration Fund (formerly, Scudder Short-Term Fixed Income Fund):

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On page 11 of the currently effective Institutional Class prospectus of Scudder
Short Duration Fund (formerly, Scudder Short-Term Fixed Income Fund) replace all references to the Lehman Brothers Short Treasury Index with the Merrill Lynch 1-3 Year US Treasury Index.

The following replaces page 16 of the currently effective Institutional Class prospectus of Scudder Short Duration Fund (formerly, Scudder Short-Term Fixed Income Fund):

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Average Annual Total Returns (%) as of 12/31/2002
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                                   1 Year         5 Years      Since Inception*
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Institutional Class
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  Return before Taxes              5.28%          6.16%           6.20%
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  Return after Taxes on            2.37           3.55            3.65
  Distributions
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  Return after Taxes on            2.25           3.52            3.62
  Distributions
  and Sale of Fund Shares
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Index 1 (reflects no               5.76           6.40            6.59
deductions for fees,
expenses or taxes)**
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Index 2 (reflects no               2.02           4.73            5.11
deductions for fees,
expenses or taxes)**
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Index 1: The Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of
US Treasury obligations having maturities ranging from 1 to 2.99 years.

Index 2: The Lehman Brothers Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities in the one year or less range.

Effective February 28, 2003 the Merrill Lynch 1-3 Year US Treasury Index replaced the Lehman Brothers Short Treasury Index as the fund's benchmark index because the advisor believes that remaining duration neutral to the new index will provide the fund with greater flexibility to purchase securities with slightly longer maturities on a very attractive segment of the yield curve.

*    Inception date for Institutional Class was March 13, 1995.

**   Index comparison begins on March 31, 1995.


February 28, 2003